Loans and financing	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [text block]	Loans and financing
10.1.Breakdown

			December 31, 2023		December 31, 2022
Description	Financial charges - % p,a, (*)	Maturity	Current	Non-Current	Current	Non-Current
Working capital (i)	2.71% + CDI and 6.36%	October, 2030	48,468	511,613	39,103	558,608
Investment financing (ii)	14.13%	June, 2033	27,287	70,650	25,329	83,375
Financial leases liabilities (iii)	5.30%	September, 2027	8,614	35,270	3,224	7,779
			84,369	617,533	67,656	649,762

(*) Effective weighted average annual cost of interest on December 31, 2023.
10.2.Description
(i)Working capital: working capital operations are fixed at a weighted average rate of 2.71% + CDI e 6.36% p.a., and mature from January 2024 to October 2030;
(ii)Investment financing (FINAME): acquisition of heavy vehicles and machinery used for the operations of the subsidiaries. The contracts have a fixed rate with a weighted average of 14.13% p.a., with monthly amortization and the last installment due in June 2033; and
(iii)Financial: fixed-rate contracts with a weighted average of 5.30% p.a., monthly amortization, and the last installment due in September 2027.
10.3.Reconciliation of movements of liabilities to cash flows arising from financing activities

Balance at January 1st, 2023	717,418
Borrowing	124,258
Interest expense	54,546
Principal paid	(179,804)
Interest paid	(50,260)
Business Combination	28,895
Cash for asset acquisition - non-cash event	50,106
The effect of changes in foreign exchange rates	(43,257)
Balance at December 31, 2023	701,902

Balance at January 1st, 2022	155,304
Borrowing	446,870
Interest expense	27,329
Principal paid	(63,985)
Interest paid	(12,126)
Business Combination	32,040
Cash for asset acquisition - non-cash event	138,834
The effect of changes in foreign exchange rates	(6,848)
Balance at December 31, 2022	717,418
Loan and financing agreements do not have restrictive clauses.
10.4.Payment schedule of installments of non-current liabilities

Year of maturity	December 31, 2023	December 31, 2022
2024	—	59,026
2025	80,387	58,229
2026	64,494	44,016
2027	467,193	489,449
2028	20,165	6,492
More 2029	4,251	—
	636,490	657,212
10.5.Guarantees
Financing with FINAME funds is guaranteed by the financed assets and was raised essentially for the creation of a vehicle fleet for the subsidiaries’ operations. This financing occurs through accredited financial institutions, for the production and acquisition of new machines and equipment, nationally manufactured, accredited in the Brazilian Bank for Economic and Social Development (BNDES).
Working capital loans are guaranteed by the Company's shareholders’ guarantees.